Income Taxes (Details) - Schedule of Income Taxes at Statutory Rates - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Taxes at Statutory Rates [Abstract]
Loss for the year	$ (10,512,157)	$ (22,473,192)
Income tax at federal statutory rate	(2,838,000)	(5,876,000)
Change in statutory, foreign tax, foreign exchange rates and other	536,000	(12,000)
Permanent differences	(218,000)	1,875,000
Share issue costs		370,000
Change in unrecognized deductible temporary differences	2,686,000	3,643,000
Other	(166,000)
Income tax expense